6. Equity and Stock-based Compensation: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 14, 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.10
Class of Warrant or Right, Outstanding		18,031,250
Warrants Due September 15, 2017, issued in 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Investment Warrants Expiration Date	Sep. 15, 2017
Class of Warrant or Right, Outstanding		10,281,250
Warrants Due December 14, 2017, issued in 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10
Investment Warrants Expiration Date	Dec. 14, 2017
Class of Warrant or Right, Outstanding		7,750,000